UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2012

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          January 29, 2013


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        32
FORM 13F INFORMATION VALUE TOTAL:              $309284

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1949     29761   Sole		     29761
Apple Computer  Common  037833100   1043      1959   Sole                     1959
Automatic Data 	Common	053015103   1269     22297   Sole                    22297
Berkshire Hath	Common	084670108  65421       488   Sole                      488
Berkshire Hath	Common	084670702  22188    247354   Sole                   247354
Bristol-Myers   Common  110122108    243      7467   Sole                     7467
Buckeye PartnersCommon  118230101    257      5650   Sole                     5650
Chevron Corp    Common	166764100    874      8085   Sole                     8085
Cisco Systems	Common	17275R102  26404   1343784   Sole                  1343784
Coca-Cola Co.	Common	191216100  13865    382488   Sole                   382488
Emerson Elec.	Common	291011104    818     15450   Sole                    15450
ExxonMobil	Common	30231G102   5007     57856   Sole                    57856
General ElectricCommon	369604103   3999    190516   Sole                   190516
Google Inc.     Common  38259P508    235       332   Sole                      332
H.J. Heinz Co.	Common	423074103   1193     20686   Sole		     20686
IBM		Common	459200101   2905     15168   Sole                    15168
Intel Corp.	Common	458140100   6151    298299   Sole                   298299
Johnson & JohnsoCommon	478160104  29952    427273   Sole                   427273
Linear TechnologCommon	535678106  29763    867716   Sole		    867716
Medtronic	Common	585055106   6033    147069   Sole                   147069
Microsoft	Common	594918104  26548    993923   Sole                   993923
3M Company 	Common	88579Y101   2280     24557   Sole                    24557
Monsanto        Common  61166W101    270      2860   Sole                     2860
Moody's Corp.	Common	615369105  17548    348722   Sole		    348722
PepsiCo		Common	713448108   1670     24408   Sole                    24408
Pfizer Inc.	Common	717081103    228      9094   Sole                     9094
Procter & GambleCommon	742718109  21094    310702   Sole                   310702
Royal Dutch ScheCommon  780259206    286      4143   Sole                     4143
Verizon Commun  Common  92343V104    303      6992   Sole                     6992
Walgreen Co.	Common	931422109  16000    432328   Sole                   432328
Walt Disney Co.	Common	254687106    951     19099   Sole                    19099
Western Union   Common  959802109   2537    186405   Sole		    186405